Annual Total Returns (Bar Chart) - Global Bond Trust (Global Bond Trust, Series I, Global Bond Trust)	12 Months Ended
May 01, 2011
Global Bond Trust | Series I, Global Bond Trust
Bar Chart Table:
2001	0.53%
2002	20.12%
2003	15.40%
2004	10.38%
2005	(6.66%)
2006	5.27%
2007	9.63%
2008	(4.48%)
2009	15.39%
2010	10.30%